Tangible assets - Summary of Property and Equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Real estate
Property and Equipment
Cost of tangible assets		$ 665,146,195	$ 727,516,157
Transfer to investment properties			(62,880,448)
Additions		19,714,251	5,216,096
Disposals		650,217	10,726,071
Impairment
Reversals			6,020,461
Depreciation
Depreciation, accumulated, beginning balance	$ 91,039,207	90,113,091
Transfer to investment properties		(7,496,896)
Disposals	650,217	7,194,354
For the period	14,509,720	15,617,366
Depreciation, accumulated, ending balance	104,898,710	91,039,207	90,113,091
Carrying amount of tangible assets	579,311,519	574,106,988
Furniture and facilities
Property and Equipment
Cost of tangible assets		239,165,303	237,342,241
Additions		23,573,995	23,583,521
Acquisitions through business combinations		120,313
Disposals		18,711,621	21,760,459
Depreciation
Depreciation, accumulated, beginning balance	130,359,448	127,510,776
Acquisitions through business combinations	102,157
Disposals	18,711,621	21,760,399
For the period	24,459,709	24,609,071
Depreciation, accumulated, ending balance	136,209,693	130,359,448	127,510,776
Carrying amount of tangible assets	107,938,297	108,805,855
Rights of use – Real estate
Property and Equipment
Cost of tangible assets		140,370,720	140,686,171
Additions		19,503,380	18,454,087
Disposals		10,427,050	18,769,538
Depreciation
Depreciation, accumulated, beginning balance	65,349,807	70,959,803
Acquisitions through business combinations	0
Disposals	6,721,021	10,955,164
For the period	6,427,856	5,345,168
Depreciation, accumulated, ending balance	65,056,642	65,349,807	70,959,803
Carrying amount of tangible assets	84,390,408	75,020,913
Machinery and equipment
Property and Equipment
Cost of tangible assets		102,143,965	46,020,880
Additions		48,338,435	70,894,205
Acquisitions through business combinations		544,246
Disposals		17,212,614	14,771,120
Depreciation
Depreciation, accumulated, beginning balance	38,415,592	23,429,851
Acquisitions through business combinations	475,341
Disposals	17,212,614	14,773,298
For the period	39,622,543	29,759,039
Depreciation, accumulated, ending balance	61,300,862	38,415,592	23,429,851
Carrying amount of tangible assets	72,513,170	63,728,373
Work in progress
Property and Equipment
Cost of tangible assets		26,129,042	11,687,031
Additions		42,471,355	22,951,005
Disposals		20,094,780	8,508,994
Depreciation
Carrying amount of tangible assets	48,505,617	26,129,042
Automobiles
Property and Equipment
Cost of tangible assets		7,562,387	7,193,106
Additions		1,980,230	951,961
Acquisitions through business combinations		698,825
Disposals		520,953	582,680
Depreciation
Depreciation, accumulated, beginning balance	4,833,102	4,149,544
Acquisitions through business combinations	150,892
Disposals	418,689	316,262
For the period	1,160,778	999,820
Depreciation, accumulated, ending balance	5,726,083	4,833,102	4,149,544
Carrying amount of tangible assets	3,994,406	2,729,285
Total
Property and Equipment
Cost of tangible assets		1,180,517,612	1,170,445,586
Transfer to investment properties			(62,880,448)
Additions		155,581,646	142,050,875
Acquisitions through business combinations		1,363,384
Disposals		67,617,235	75,118,862
Impairment
Reversals			6,020,461
Depreciation
Depreciation, accumulated, beginning balance	329,997,156	316,163,065
Acquisitions through business combinations	728,390
Transfer to investment properties		(7,496,896)
Disposals	43,714,162	54,999,477
For the period	86,180,606	76,330,464
Depreciation, accumulated, ending balance	373,191,990	329,997,156	$ 316,163,065
Carrying amount of tangible assets	$ 896,653,417	$ 850,520,456